Income Taxes (Valuation Allowance) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation Allowance Increase	$ 0.3